Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 198,112
Deposits	[1],[4]	942,028	$ 939,773	$ 952,333
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		304,171	306,198	320,088
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		19,590	18,559	20,200
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		39,429	38,651	38,127
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		112,707	116,160	116,926
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 120	$ 123	$ 123

[1]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $120 (January 31, 2024 – $123; October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.